Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2021
Registrant Name	EMERGING MARKETS GROWTH FUND, INC.
Entity Central Index Key	0000794458
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 16, 2021
Document Effective Date	Sep. 01, 2021
Prospectus Date	Sep. 01, 2021
Emerging Markets Growth Fund, Inc.SM | Class M
Prospectus:
Trading Symbol	EMRGX
Emerging Markets Growth Fund, Inc.SM | Class F-3
Prospectus:
Trading Symbol	EMGEX
Emerging Markets Growth Fund, Inc.SM | Class R-6
Prospectus:
Trading Symbol	REFGX